Fair Value Measurements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 10—FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $207,376,213 in money market funds which are invested primarily in U.S. Treasury Securities. During the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Description	Level	December 31, 2020
Assets:
Investments held in Trust Account—U.S. Treasury Securities Money Market Fund		1	$207,376,213
Liabilities:
Warrant Liability—Public Warrants		1	$11,509,147
Warrant Liability—Private Placement Warrants		3	$11,003,918

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations
.
Initial Measurement
The Company
established
the initial fair value for the Warrants on
September 25, 2020
, the date of the Company’s Initial Public Offering, using an Option Pricing Method for the Public
Warrants
and a Black-Scholes Model for the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one
share of Class A ordinary shares and
one
-fourth of
one
Public Warrant), and (ii) the sale of Private Placement Warrants, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption, Class A ordinary shares and Class B ordinary shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level
3
at the initial measurement date due to the use of unobservable inputs.
The key inputs into the Option Pricing Method for the Public Warrants were as follows at initial measurement:

	Input	September 25, 2020 (Initial Measurement)	September 30, 2020
Risk-free interest rate		0.26%	0.28%
Trading days per year		252	252
Expected volatility		24.0%	24.0%
Exercise price		$11.50	$11.50
Stock Price		$9.36	$9.36
The key inputs into the Black-Scholes Model for the Private Placement Warrants were as follows at initial measurement:

	Input	September 25, 2020 (Initial Measurement)	September 30, 2020	December 31, 2020
Risk-free interest rate		0.12%	0.42%	0.36%
Trading days per year		252	252	252
Expected volatility		24.0%	24.0%	25.0%
Exercise price		$11.50	$11.50	$11.50
Stock Price		$9.36	$9.36	$10.08
On
September 25, 2020
, the Private Placement Warrants and Public Warrants were determined to be $
1.36
and $
1.28
per warrant, respectively, for aggregate values of $
8.2
million and $
12.8
million, respectively.
Subsequent Measurement
The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of
December 31, 2020
is classified as Level
1
due to the use of an observable market quote in an active market.
As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $11.0 million and $11.5 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of September 25, 2020	$—	$—	$—
Initial measurement on September 25, 2020 (IPO)	8,160,000	12,800,000	20,960,000
Change in valuation inputs or other assumptions	—	100,000	100,000

Fair value as of September 30, 2020	8,160,000	12,800,000	21,060,000
Measurement on October 1, 2020 (Over-Allotment)	200,518	475,495	676,013
Change in valuation inputs or other assumptions	2,643,400	(1,866,348)	777,052

Fair value as of December 31, 2020	$11,003,918	$11,509,147	$22,513,065

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $13,275,495 during the period from September 25, 2020 through December 31, 2020.
Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation.
Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

NOTE 10 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At September 30, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $207,396,111 and $207,376,213 in money market funds which are invested primarily in U.S. Treasury Securities, respectively. Through September 30, 2021, the Company did not withdraw any interest income from the Trust Account.
At September 30, 2021 and December 31, 2020, there were 10,368,601 Public Warrants and 6,147,440 Private Placement Warrants outstanding.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at September 30, 2021 and December 31, 2020 are as follows:

Description	September 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and Investments held in Trust Account	$207,396,111	$207,396,111	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$16,694,484	$16,694,484	$—	$—

Warrant Liability – Private Placement Warrants	$12,905,486	$—	$—	$12,905,486

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and Investments held in Trust Account	$207,376,213	$207,376,213	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$11,509,147	$11,509,147	$—	$—

Warrant Liability – Private Placement Warrants	$11,003,918	$—	$—	$11,003,918

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the accompanying condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the change in fair value of warrant liabilities in the condensed consolidated statements of operations.
The Private Placement Warrants were valued using a Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The measurement of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value of the Public Warrants as of each relevant date.
The following table presents the quantitative information regarding Level 3 fair value measurements:

	September 30, 2021	December 31, 2020
Stock price	$10.11	$10.08
Exercise price	$11.50	$11.50
Risk-free rate	0.98%	0.36%
Volatility	27.0%	25.0%
Term (in years)	5.0	5.0
Dividend yield	0.0%	0.0%
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$11,003,918
Change in fair value	12,110,456

Fair value as of March 31, 2021	$23,114,374
Change in fair value	(9,592,439)

Fair value as of June 30, 2021	$13,521,935
Change in fair value	(616,449)

Fair value as of September 30, 2021	$12,905,486

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three and nine months ended September 30, 2021.